Acquisitions - Additional Information (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2021 USD ($) shares	May 06, 2021 USD ($) shares	Nov. 12, 2020 USD ($) Dispensary shares	Oct. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018
Business Combination And Asset Acquisition [Line Items]
Business Acquisition, Transaction Costs									$ 460
Cash							$ 76,400,000	$ 35,900,000	96,700,000	$ 46,400,000	$ 12,100,000
Definite-lived intangible assets, useful life		15 years
Transaction costs related to acquisition									460
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Business Combination And Asset Acquisition [Line Items]
Business Acquisition, Transaction Costs			$ 1,800,000		$ 1,800,000		1,800,000
Acquired membership interests percentage			100.00%
Upfront payment			$ 48,700,000
Equity interests acquired, fair value			$ 29,700,000
Equity interests acquired, number of shares | shares			1,298,964
Payment of cash			$ 19,000,000.0						19,000,000
Business acquisition potential earn-out payment maximum shares to be issued on achievement of EBITDA milestone | shares			2,405,488
Transaction costs related to acquisition			$ 1,800,000		1,800,000		1,800,000
Business combination, increase (decrease) in contingent consideration payable			3,000,000.0		2,700,000
Goodwill, period increase (decrease)			3,000,000.0		2,700,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Pennsylvania
Business Combination And Asset Acquisition [Line Items]
Upfront payment			46,000,000
Equity interests acquired, fair value			$ 27,000,000
Equity interests acquired, number of shares | shares			1,780,061
Keystone Relief Centers LLC
Business Combination And Asset Acquisition [Line Items]
Business Acquisition, Transaction Costs			$ 900,000		900,000		900,000
Acquired membership interests percentage			100.00%
Equity interests acquired, fair value			$ 11,000,000.0		1,000,000.0		1,000,000.0
Equity interests acquired, number of shares | shares			481,097
Payment of cash			$ 10,000,000.0				10,000,000		10,000,000
Business acquisition potential earn-out payment maximum shares to be issued on achievement of EBITDA milestone | shares			721,647
Transaction costs related to acquisition			$ 900,000		900,000		900,000
Business combination, increase (decrease) in contingent consideration payable					200,000
Goodwill, period increase (decrease)					200,000	$ 3,800,000
Number of medical marijuana dispensaries | Dispensary			3
Upfront purchase price			$ 21,000,000.0
Business combination, increase in contingent consideration intangible assets						$ 3,800,000
Goodwill, period increase (decrease) initial valuation					1,000,000.0
Keystone Relief Centers LLC | Pennsylvania
Business Combination And Asset Acquisition [Line Items]
Equity interests acquired, fair value			$ 10,000,000
Number of medical marijuana dispensaries | Dispensary			3
Upfront purchase price			$ 20,000,000
PurePenn and Solevo Wellness [Member]
Business Combination And Asset Acquisition [Line Items]
Business Acquisitions,Unaudited proforma revenue									575,200,000
Business Acquisitions,Unaudited Net Income									75,700,000
The Healing Corner, Inc [Member]
Business Combination And Asset Acquisition [Line Items]
Business Acquisition, Transaction Costs									300,000
Payment of cash									19,900,000
Transaction costs related to acquisition									300,000
Leef Industries LLC [Member]
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired												80.00%
Percentage of payment occurred in 2019												19.00%
Percentage of payment for remaining balance made in 2020												1.00%
Percentage of membership interests acquired												80.00%
Transaction costs									25,000
Payment of cash									$ 3,250,000
PCMV
Business Combination And Asset Acquisition [Line Items]
Equity interests acquired, number of shares holdback as security for indemnity claims | shares				10,881
Equity interests acquired, number of shares holdback period as security for indemnity claims				6 months
Equity interests acquired, fair value				$ 4,700,000
Equity interests acquired, number of shares | shares				258,383
Dispensary Licenses
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life									15 years
Nature's Remedy of Massachusetts, Inc.
Business Combination And Asset Acquisition [Line Items]
Total consideration							13,523,000
Cash							7,000,000
Value of shares issued							$ 6,500,000
Number of shares issued | shares							237,881
Transaction costs							$ 23,000
Deferred tax liability					5,660,000		$ 5,660,000
Nature's Remedy of Massachusetts, Inc. | Dispensary Licenses
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life							15 years
Definite lived intangible assets					18,757,000		$ 18,757,000
Solevo Wellness West Virginia, LLC
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired	100.00%
Percentage of membership interests acquired	100.00%
Total consideration	$ 800,000
Cash	200,000
Value of shares issued	$ 500,000
Number of shares issued | shares	11,658
Debt forgiveness	$ 100,000
Solevo Wellness West Virginia, LLC | Maximum
Business Combination And Asset Acquisition [Line Items]
Transaction costs	100,000
Solevo Wellness West Virginia, LLC | Dispensary Licenses
Business Combination And Asset Acquisition [Line Items]
Total consideration	$ 800,000
Definite-lived intangible assets, useful life	15 years
Definite lived intangible assets					$ 1,100,000		$ 1,100,000
Deferred tax liability	$ 300,000
Mountaineer Holding, LLC
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired		100.00%
Percentage of membership interests acquired		100.00%
Total consideration		$ 6,000,000.0
Cash		3,000,000.0
Value of shares issued		$ 3,000,000.0
Number of shares issued | shares		60,342
Mountaineer Holding, LLC | Cultivation Permit and Dispensary Permits
Business Combination And Asset Acquisition [Line Items]
Total consideration		$ 6,000,000.0
Definite lived intangible assets		8,300,000
Deferred tax liability		$ 2,300,000